CONSOLIDATED STATEMENTS OF INCOME (Unaudited) (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Allowence for net of sales	$ 28,707	$ 51,159	$ 28,707	$ 51,159